Document and Entity Information	Mar. 25, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Dave Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	750 N. San Vicente Blvd. 900W
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	844
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841408
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1265 South Cochran Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ